Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2025
Earnings Per Share
Schedule of computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

	January 31,	January 31,	January 31,
Year Ended	2025	2024	2023

Net income for purposes of calculating basic and diluted earnings per share	143,273	115,907	102,236

Weighted average shares outstanding	85,443	85,068	84,791
Dilutive effect of employee stock options	587	505	455
Dilutive effect of restricted and performance share units	1,293	1,245	1,205
Weighted average common and common equivalent shares outstanding	87,323	86,818	86,451
Earnings per share
Basic	1.68	1.36	1.21
Diluted	1.64	1.34	1.18